Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Material Accounting Policies
Summary of financial instruments under IFRS 9

The following table summarizes the classification and measurement of the Company's financial instruments under IFRS Accounting Standards 9:

Financial Instrument	Classification
Cash	Amortized cost
Restricted cash	Amortized cost
Financial asset – FID	Fair value through profit or loss
Investment in Aqualung Carbon Capture SA	Fair value through profit or loss
Accounts payable	Amortized cost